Information by operating segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net income (loss) for the year disclosed in 2020	$ 19,986	$ 948
Changes in the measurement
Net income (loss) for the year reclassified - 2020	19,986	948
Consolidated assets disclosed - 12.31.2021	174,348
Consolidated assets reclassified - 12.31.2021	174,348
Operating segments [member] | Exploration And Production [Member]
IfrsStatementLineItems [Line Items]
Net income (loss) for the year disclosed in 2020	23,350	4,471
Changes in the measurement	(29)	40
Net income (loss) for the year reclassified - 2020	23,321	4,511
Consolidated assets disclosed - 12.31.2021	113,146
Changes in the measurement	(3,671)
Consolidated assets reclassified - 12.31.2021	109,475
Operating segments [member] | Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Net income (loss) for the year disclosed in 2020	5,746	77
Changes in the measurement	(121)	64
Net income (loss) for the year reclassified - 2020	5,625	141
Consolidated assets disclosed - 12.31.2021	34,388
Changes in the measurement	(3,782)
Consolidated assets reclassified - 12.31.2021	30,606
Operating segments [member] | Gas And Power [Member]
IfrsStatementLineItems [Line Items]
Net income (loss) for the year disclosed in 2020	(109)	894
Changes in the measurement	(13)	2
Net income (loss) for the year reclassified - 2020	(122)	896
Consolidated assets disclosed - 12.31.2021	10,589
Changes in the measurement	(2,809)
Consolidated assets reclassified - 12.31.2021	7,780
Operating segments [member] | Corporate And Other Business [Member]
IfrsStatementLineItems [Line Items]
Net income (loss) for the year disclosed in 2020	(7,291)	(4,898)
Changes in the measurement	163	(106)
Net income (loss) for the year reclassified - 2020	(7,128)	(5,004)
Consolidated assets disclosed - 12.31.2021	21,898
Changes in the measurement	9,020
Consolidated assets reclassified - 12.31.2021	30,918
Operating segments [member] | Eliminations [Member]
IfrsStatementLineItems [Line Items]
Net income (loss) for the year disclosed in 2020	(1,710)	404
Changes in the measurement
Net income (loss) for the year reclassified - 2020	(1,710)	$ 404
Consolidated assets disclosed - 12.31.2021	(5,673)
Changes in the measurement	1,242
Consolidated assets reclassified - 12.31.2021	$ (4,431)